Share Capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share Capital
23.
Share capital

The table below provides a reconciliation of the change in the number of authorized shares, shares issued and fully paid, treasury shares and shares outstanding:

	Authorized shares	Issued and fully paid shares	Treasury shares	Shares outstanding

Common shares

31 December 2023	216,742,000	199,500,000	(10,166,535)	189,333,465
ADS options exercised (Note 24)	—	—	747,178	747,178
GDR buy-back program	—	—	(64,914)	(64,914)

31 December 2024	216,742,000	199,500,000	(9,484,271)	190,015,729
ADS options exercised (Note 24)	—	—	771,756	771,756
ADS buy-back program	—	—	(559,553)	(559,553)

31 December 2025	216,742,000	199,500,000	(9,272,068)	190,227,932

The Group accounts for GDRs/ADSs repurchased in Treasury Shares component of Share Capital. One GDR/ADS represents one share.

The following table summarizes the details of the GDR/ADS buy-back programs:

	Start date	Maturity date	Number of GDRs/ADSs acquired	Total amount paid (in millions of KZT)

1st buy-back program	22 April 2022	21 July 2022	998,429	22,841
2nd buy-back program	22 July 2022	21 October 2022	788,153	21,325
3rd buy-back program	22 October 2022	24 February 2023	1,131,380	38,474
4th buy-back program	22 March 2023	21 July 2023	531,995	18,740
5th buy-back program	22 July 2023	21 October 2023	283,689	12,614
6th buy-back program	22 October 2023	16 January 2024	303,286	13,233
7th buy-back program	17 November 2025	27 February 2026	559,553	21,907

31 December 2025			4,596,485	149,134

The Company made certain amendments to its Deposit Agreement, pursuant to which, among others, it renamed Regulation S GDRs as ADSs, which amendments became effective on 18 January 2024. Pursuant to the amendments, the Company has an Amended Level III ADS Deposit Agreement among the Company, the Depositary and the Owners and Holders of ADSs, and an Amended Rule 144A GDR Deposit Agreement between the Company and the Depositary.

The table below provides a reconciliation of the change in outstanding share capital fully paid:

	Issued and fully paid shares	Treasury shares	Total

31 December 2023	130,144	(152,001)	(21,857)
ADS options exercised	—	3,332	3,332
GDR buy-back program	—	(2,852)	(2,852)

31 December 2024	130,144	(151,521)	(21,377)

ADS options exercised	—	3,443	3,443
ADS buy-back program	—	(21,907)	(21,907)

31 December 2025	130,144	(169,985)	(39,841)

All shares are KZT denominated. The Group has one class of common shares which carry no right to fixed dividend.

The following tables represent dividends declared:

	Dividends declared	Dividend per share

February 2024	161,514	KZT 850
April 2024	161,514	KZT 850
August 2024	161,514	KZT 850
November 2024	161,514	KZT 850

Total for 2024	646,056

During the year ended 31 December 2025, the Group did not declare dividends.